Fees Summary	Sep. 10, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,528,982,551.53
Previously Paid Amount	0.00
Total Fee Amount	211,152.48
Total Offset Amount	0.00
Net Fee	$ 211,152.48
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A